ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2021
ORGANIZATION AND DESCRIPTION OF BUSINESS

1.ORGANIZATION AND DESCRIPTION OF BUSINESS

Energy Vault, Inc. (the “Company”) was incorporated in the state of Delaware in October 2017 and is headquartered in Los Angeles, California. The Company develops sustainable, grid-scale energy storage solutions designed to advance the transition to a carbon free, resilient power grid. The Company’s mission is to accelerate the decarbonization of the economy through the development of sustainable and economical energy storage technologies. To achieve this, the Company is developing a proprietary gravity-based energy storage technology. The Company’s product platform aims to help utilities, independent power producers, and large energy users significantly reduce their levelized cost of energy while maintaining power reliability.

The Company’s project delivery strategy relies on engineering, procurement, construction (EPC) firms to construct the Company’ storage projects, under its supervision with dedicated teams tasked with project management. The current business model is comprised of following product and services categories:

(1)	Building, operating, and transferring energy storage projects to potential customers,
(2)	Building, operating, and holding energy storage systems as equity (co-) sponsor,
(3)	Selling energy management software as a service, and
(4)	Entering into intellectual property licenses and royalties associated with the Company’s energy storage technologies.

The Company has a wholly owned subsidiary, Energy Vault SA, which was formed in December 2017 in Lugano, Switzerland to build a full-scale demonstration unit (the “Prototype”), serves as the Company’s research and development hub, and operates as the Company’s international headquarters.

Since inception, the Company has been primarily involved in research and development activities. The Company devotes substantially all its efforts to product research and development, initial market development, and raising capital. The Company is subject to a number of risks similar to those of other early-stage companies, including dependence on key individuals, the need for development of commercially viable products, and the need to obtain adequate additional financing to fund the development of its products and technology.

Merger with Novus Capital Corp II resulted in Special Purpose Acquisition Company IPO (“SPAC IPO”)

On September 8, 2021, Novus Capital Corporation II (“Novus”), a special purpose acquisition company announced that it had entered into a definitive agreement for a business combination (the “Merger”) that would result in the Company becoming a wholly owned subsidiary of Novus. The Merger was completed on February 11, 2022 and effective that date, NCCII Merger Corp., a wholly owned subsidiary of Novus, merged with and into the Company, with Energy Vault, Inc. surviving the merger as a wholly owned subsidiary of Novus under the new name Energy Vault Holdings, Inc. which began trading at the New York Stock Exchange (NYSE) on February 14, 2022 under the ticker symbol “NRGV.”

The Company’s basis of the presentation within these consolidated financial statements do not reflect any adjustments resulting from the closing of the Merger. The Merger will be accounted for as a reverse recapitalization, with no goodwill or other intangible assets recorded, in accordance with accounting principles generally accepted in the United States (“US GAAP”). Under this method of accounting, Energy Vault, Inc. will be treated as the accounting acquirer for financial reporting purposes.

As of December 31, 2021, the Company has incurred and capitalized $4.1 million of merger related costs. The capitalized costs have been recorded in the balance sheet in prepaid and other current assets. As of December 31, 2021, $3.6 million of the merger related costs has been paid out and the remaining $0.5 million is recorded within accounts payable.

Basis of Presentation and Liquidity

The Company’s consolidated financial statements are prepared on a going concern basis that contemplates the realization of assets and extinguishment of liabilities in the normal course of business. The Company has not yet generated revenues from its principal operations and has incurred net operating losses and negative cash flows from operations since inception. As of December 31, 2021, and 2020, the Company had an accumulated deficit of $69.0 million and $37.6 million, respectively. Management expects to coninue to incur significant costs to conduct research and development and will use cash to continue to invest in the development of test sites and commercial storage projects for customers. To date, the Company’s principal source of liquidity has been net proceeds received from the issuance of preferred stock, convertible debt and equity through the recent Merger based upon a SPAC IPO with Novus.

During August and September 2021, the Company closed a private placement with large institutional investors and existing stockholders consisting of the sale of 2,182,515 shares of the Company’s Series C Preferred Stock amounting to $107 million, at a price of $49.0258 per share. In addition, the Company obtained funding of $236 million through the recent Merger with Novus effective February 11, 2022. Management expects to use the proceeds to continue its research efforts and to finance the ongoing operations of the Company based upon its business plan. Management believes its plans and recent funding, alleviate any substantial doubt about the Company’s ability to continue as a going concern for at least the next twelve months.